Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies

13. Commitments and Contingencies

Operating commitments:

Operating lease agreement generally contains renewal options that may be exercised at the Company's discretion after the completion of the terms. The Company's obligations under operating lease are as follows:

2014	$29,122
Thereafter	-
Total minimum payment	$29,122

The Company incurred rental expenses of $39,489 and $21,412 for the three months ended March 31, 2014 and 2013, respectively.

12. Commitments and Contingencies

Operating commitments:

Operating lease agreement generally contains renewal options that may be exercised at the Company's discretion after the completion of the terms. The Company's obligations under operating lease are as follows:

2014	$29,605
Thereafter	-
Total minimum payment	$29,605

The Company incurred rental expenses of $32,080 and $85,300 for the years ended December 31, 2013 and 2012, respectively.